CONSOLIDATED STATEMENTS OF LOSS AND COMPREHENSIVE LOSS - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
EXPENSES
Mining projects expenses	$ 25,054	$ 9,456
Battery Material Plant project expenses	37,111	22,944
General and administrative expenses	24,117	22,704
Operating loss	86,282	55,104
Net financial costs (income)	(13,397)	479
Loss before tax	72,885	55,583
Income tax	400	400
Net loss and comprehensive loss	$ 73,285	$ 55,983
Net loss per share
Loss per share, Basic	$ 0.71	$ 0.93
Loss per share, Diluted	$ 0.71	$ 0.93
Weighted average number of shares outstanding - Basic	103,131,374	60,089,151
Weighted average number of shares outstanding - Diluted	103,131,374	60,089,151